RELATED PARTY TRANSACTIONS - TRANSACTIONS WITH SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - AMOUNTS DUE FROM/TO RELATED PARTIES - NARRATIVE (Details) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2000	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Trade accounts receivable and bills receivable		¥ 64,879		¥ 84,701
Prepaid expenses and other current assets		54,023		40,929
Long-term prepayments and other assets		91,408		81,982
Contract liabilities		124,793	¥ 120,734
Other payables		166,151		276,582
Other long-term liabilities		28,400		17,620
Long-term loans excluding current portion from Sinopec Group Company and fellow subsidiaries		42,516		43,320
Sinopec Group Company and fellow subsidiaries, associates and joint ventures
Disclosure of transactions between related parties [line items]
Trade accounts receivable and bills receivable		7,555		13,174
Prepaid expenses and other current assets		7,665		5,633
Long-term prepayments and other assets		23,482		20,726
Total		38,702		39,533
Trade accounts payable and bills payable		17,530		24,104
Contract liabilities		3,273
Other payables		18,160		20,990
Other long-term liabilities		12,470		10,165
Short-term loans and current portion of long-term loans from Sinopec Group Company and fellow subsidiaries		31,665		25,311
Long-term loans excluding current portion from Sinopec Group Company and fellow subsidiaries		42,516		43,320
Total		¥ 125,614		¥ 123,890
Sinopec Group Company
Disclosure of transactions between related parties [line items]
Maturity period of interest-free loan	P20Y
Interest-free loan	¥ 35,560